Commitments and Contingencies (Details) - USD ($) $ in Millions				12 Months Ended
	Aug. 02, 2022	May 20, 2022	Apr. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Administration costs and Plaintiffs’ legal fees			$ 5.0
Cash paid	$ 5.0	$ 5.0
PRC Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Net liabilities					$ 60.2
Percentage of total net assets				100.00%	100.00%
Total net assets				$ 638.6